Total Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	$ 1,997,491,047	$ 1,989,013,953	$ 1,729,760,249	$ 3,543,890,079
Reserve for Exchange Differences in Foreign Currency Translation [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	7,221,971	12,608,918	16,210,841	$ 19,691,866
Reserve for Exchange Differences in Foreign Currency Translation [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	6,674,136	11,688,351	14,979,960
Reserve for Exchange Differences in Foreign Currency Translation [Member] | Others [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	$ 547,835	$ 920,567	$ 1,230,881